Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity	Equity
For the period from December 31, 2017 to December 31, 2020, the Company had 2 billion shares of common stock authorized. The following table reflects the changes in Livent's common shares issued and outstanding for each period presented:

	Issued	Treasury	Outstanding
Balance at December 31, 2017	—	—	—
Issued to FMC - transfer of Lithium Business assets	123,000,000	—	123,000,000
Initial public offering	20,000,000	—	20,000,000
Over-allotment Option Exercise	3,000,000	—	3,000,000
Balance at December 31, 2018	146,000,000	—	146,000,000
Adjusted FMC RSU awards (1)	5,092	—	5,092
Livent RSU awards	80,604	—	80,604
Purchases of treasury stock - deferred compensation plan	—	(104,012)	(104,012)
Balance at December 31, 2019	146,085,696	(104,012)	145,981,684
Adjusted FMC RSU awards (1)	131,648	—	131,648
Livent RSU awards	124,513	—	124,513
Livent stock option awards	119,392	—	119,392
Net sales of treasury stock - deferred compensation plan	—	4,744	4,744
Balance at December 31, 2020	146,461,249	(99,268)	146,361,981
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1.See Note 11 for more information on Adjusted FMC RSU awards held by FMC employees.

Accumulated other comprehensive loss
Summarized below is the roll forward of accumulated other comprehensive loss, net of tax.

(in Millions)	Foreign currency adjustments	Derivative Instruments (1)	Total
Accumulated other comprehensive loss, net of tax at December 31, 2017	$(45.6)	$—	$(45.6)
Other comprehensive loss before reclassifications	(2.4)	(1.2)	(3.6)
Accumulated other comprehensive loss, net of tax at December 31, 2018	$(48.0)	$(1.2)	$(49.2)
Other comprehensive income before reclassifications	(0.3)	—	(0.3)
Amounts reclassified from accumulated other comprehensive loss	—	1.2	1.2
Accumulated other comprehensive loss, net of tax at December 31, 2019	$(48.3)	$—	$(48.3)
Other comprehensive income before reclassifications	3.9	—	3.9
Accumulated other comprehensive loss, net of tax at December 31, 2020	$(44.4)	$—	$(44.4)
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1.See Note 14 for more information.
Reclassifications of accumulated other comprehensive loss

The table below provides details about the reclassifications from accumulated other comprehensive loss and the affected line items in the consolidated and combined statements of income for each of the periods presented.

Details about Accumulated Other Comprehensive Loss Components	Amounts Reclassified from Accumulated Other Comprehensive Loss (1)	Affected Line Item in the Consolidated and Combined Statements of Income
(in Millions)	Year ended December 31, 2019
Derivative instruments
Foreign currency contracts	$1.3	Costs of sales
Total before tax	1.3
	(0.1)	Provision for income taxes
Amount included in net income	$1.2
Total reclassifications for the period	$1.2	Amount included in net income
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1.Amounts in parentheses indicate charges to the consolidated and combined statements of income. No amounts were reclassified for the years ended December 31, 2020 and 2018.

Dividends
For the years ended December 31, 2020, 2019 and 2018, we paid no dividends. We do not expect to pay any dividends in the foreseeable future.